Employee Costs - Summary of Cost of Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 393	£ 432	£ 393
Share Value Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	313	302	304
Performance Share Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	64	58	49
Share option plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	4	4	4
Cash settled and other plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 12	£ 68	£ 36